UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2454

                      OPPENHEIMER MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: OCTOBER 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

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    OPPENHEIMER MONEY MARKET FUND, INC.

    STATEMENT OF INVESTMENTS    October 31, 2006 / Unaudited
-------------------------------------------------------------------------------------------------------------------------------

                                                                               Principal
                                                                                  Amount              Value

    -----------------------------------------------------------------------------------------------------------
    CERTIFICATES OF DEPOSIT--17.9%
    -----------------------------------------------------------------------------------------------------------
    Bank of America NA:
    5.33%, 12/13/06                                                      $    15,000,000   $     15,000,000
    5.335%, 12/11/06                                                          35,500,000         35,500,000
    -----------------------------------------------------------------------------------------------------------
    Bank of the West, 5.365%, 11/9/06                                         35,000,000         35,000,000
    -----------------------------------------------------------------------------------------------------------
    Barclays Bank plc, New York:
    5.31%, 1/4/07                                                             14,000,000         14,000,000
    5.32%, 1/18/07                                                            15,000,000         15,000,000
    5.34%, 12/1/06                                                            13,000,000         13,000,000
    5.35%, 11/22/06                                                           10,000,000         10,000,000
    5.37%, 11/15/06                                                           13,000,000         13,000,000
    -----------------------------------------------------------------------------------------------------------
    BNP Paribas, New York, 5.268%, 7/2/07 1                                   20,000,000         19,996,601
    -----------------------------------------------------------------------------------------------------------
    Calyon, New York, 5.263%, 7/2/07 1                                        35,000,000         34,990,381
    -----------------------------------------------------------------------------------------------------------
    Canadian Imperial Bank of Commerce NY, 5.31%, 11/17/06                    15,000,000         15,000,000
    -----------------------------------------------------------------------------------------------------------
    Citibank NA, 5.33%, 12/20/06                                              10,000,000         10,000,000
    -----------------------------------------------------------------------------------------------------------
    Deutsche Bank, New York, 5.29%, 11/3/06                                   12,000,000         12,000,000
    -----------------------------------------------------------------------------------------------------------
    M&I Marshall & Ilsley Bank, 5.285%, 12/8/06                               25,000,000         25,000,000
    -----------------------------------------------------------------------------------------------------------
    Royal Bank of Canada, New York Branch, 5.34%, 11/30/06                    20,000,000         20,000,000
    -----------------------------------------------------------------------------------------------------------
    Svenska Handelsbanken NY, 5.335%, 12/8/06                                 15,000,000         15,000,000
    -----------------------------------------------------------------------------------------------------------
    UBS AG Stamford CT, 5.285%, 12/5/06                                       30,000,000         30,000,000
    -----------------------------------------------------------------------------------------------------------
    Washington Mutual Bank FA, 5.40%, 11/2/06                                 29,000,000         29,000,000
                                                                                            ------------------
    Total Certificates of Deposit (Cost $361,486,982)                                           361,486,982

    -----------------------------------------------------------------------------------------------------------
    DIRECT BANK OBLIGATIONS--26.6%
    -----------------------------------------------------------------------------------------------------------
    Dexia Delaware LLC, 5.26%, 11/30/06                                       10,700,000         10,654,662
    -----------------------------------------------------------------------------------------------------------
    DnB NOR Bank ASA:
    5.24%, 12/19/06                                                           35,000,000         34,755,467
    5.25%, 12/7/06                                                             1,125,000          1,119,094
    -----------------------------------------------------------------------------------------------------------
    Fortis Funding LLC, 5.26%, 11/29/06 2                                     30,000,000         29,877,267
    -----------------------------------------------------------------------------------------------------------
    Governor & Co. of the Bank of Ireland:
    5.25%, 11/22/06 2                                                         15,000,000         14,955,025
    5.26%, 12/7/06 2                                                          15,000,000         14,921,100
    -----------------------------------------------------------------------------------------------------------
    HBOS Treasury Services:
    5.205%, 2/12/07                                                           25,000,000         24,627,698
    5.245%, 2/1/07                                                             3,500,000          3,453,042
    5.33%, 11/10/06                                                           11,000,000         10,985,343
    -----------------------------------------------------------------------------------------------------------
    HSBC USA, Inc.:
    5.265%, 11/30/06                                                          25,000,000         24,893,969
    5.265%, 12/15/06                                                          15,000,000         14,903,475
    -----------------------------------------------------------------------------------------------------------
    ICICI Bank Ltd., 5.16%, 11/22/06                                          10,000,000          9,969,900
    -----------------------------------------------------------------------------------------------------------
    Nationwide Building Society:
    5.21%, 4/13/07 2                                                           8,200,000          8,006,564
    5.22%, 3/12/07 2                                                          15,000,000         14,715,075
    5.23%, 2/12/07 2                                                          16,000,000         15,760,582
    -----------------------------------------------------------------------------------------------------------
    Santander Central Hispano Finance (Delaware), Inc., 5.25%, 12/14/06       13,600,000         13,514,717
    -----------------------------------------------------------------------------------------------------------
    Skandinaviska Enskilda Banken AB, 5.29%, 11/27/06 1,2                     10,000,000         10,000,000
    -----------------------------------------------------------------------------------------------------------
    Societe Generale North America:
    5.16%, 4/5/07                                                             20,000,000         19,555,667
    5.19%, 3/6/07                                                              7,000,000          6,873,854
    -----------------------------------------------------------------------------------------------------------
    St. George Bank Ltd.:
    5.265%, 12/1/06 2                                                         45,000,000         44,802,563

    1                    |                   Oppenheimer Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------------------------
    Oppenheimer Money Market Fund, Inc.

    STATEMENT OF INVESTMENTS    October 31, 2006 / Unaudited
-------------------------------------------------------------------------------------------------------------------------------

                                                                               Principal
                                                                                  Amount              Value
    -----------------------------------------------------------------------------------------------------------
    5.265%, 12/11/06 2                                                   $    15,000,000   $     14,912,250
    -----------------------------------------------------------------------------------------------------------
    Stadshypotek Delaware, Inc., 5.265%, 11/27/06 2                           11,000,000         10,958,173
    -----------------------------------------------------------------------------------------------------------
    Svenska Handelsbanken, Inc., Series S, 5.29%, 11/13/06                    45,500,000         45,419,768
    -----------------------------------------------------------------------------------------------------------
    Swedbank Mortgage AB:
    5.265%, 12/6/06                                                           14,000,000         13,928,338
    5.29%, 11/9/06                                                            15,000,000         14,982,367
    5.29%, 11/10/06                                                            2,000,000          1,997,355
    5.33%, 11/3/06                                                            12,725,000         12,721,232
    -----------------------------------------------------------------------------------------------------------
    Toronto Dominion Holdings (USA), Inc.:
    5.25%, 12/18/06 2                                                         25,500,000         25,325,219
    5.26%, 12/15/06 2                                                         25,000,000         24,839,278
    -----------------------------------------------------------------------------------------------------------
    UBS Finance (Delaware) LLC, 5.25%, 11/6/06                                20,000,000         19,985,417
    -----------------------------------------------------------------------------------------------------------
    Westpac Banking Corp., 5.13%, 11/27/06 2                                  25,000,000         24,907,375
                                                                                            ------------------
    Total Direct Bank Obligations (Cost $538,321,836)                                           538,321,836

    -----------------------------------------------------------------------------------------------------------
    LETTERS OF CREDIT--0.7%
    -----------------------------------------------------------------------------------------------------------
    Suntrust Bank, guaranteeing commercial paper of NATC California
    LLC, 5.27%, 1/12/07 (Cost $14,841,900)                                    15,000,000         14,841,900

    -----------------------------------------------------------------------------------------------------------
    SHORT-TERM NOTES--55.4%
    -----------------------------------------------------------------------------------------------------------
    ASSET-BACKED SECURITIES--18.9%
    Barton Capital Corp., 5.27%, 11/10/06 2                                   11,429,000         11,413,942
    -----------------------------------------------------------------------------------------------------------
    Capital Auto Receivables Asset Trust 2006-SN1A, 5.33%, 9/20/07 1,3        17,648,664         17,648,664
    -----------------------------------------------------------------------------------------------------------
    Chesham Finance LLC, 5.27%, 12/22/06                                      17,000,000         16,873,081
    -----------------------------------------------------------------------------------------------------------
    Concord Minutemen Capital Co. LLC, 5.27%, 11/15/06 2                      25,000,000         24,948,764
    -----------------------------------------------------------------------------------------------------------
    FCAR Owner Trust I:
    5.285%, 12/15/06                                                          10,000,000          9,935,406
    5.30%, 11/15/06                                                           14,400,000         14,370,320
    -----------------------------------------------------------------------------------------------------------
    FCAR Owner Trust II, 5.28%, 1/19/07                                       24,000,000         23,721,920
    -----------------------------------------------------------------------------------------------------------
    Gemini Securitization Corp.:
    5.27%, 11/21/06 2                                                         19,000,000         18,944,372
    5.27%, 1/9/07 2                                                           20,000,000         19,797,983
    -----------------------------------------------------------------------------------------------------------
    GOVCO, Inc.:
    5.26%, 11/10/06 2                                                         14,750,000         14,730,604
    5.26%, 1/16/07 2                                                          20,000,000         19,777,911
    5.27%, 12/7/06 2                                                           8,000,000          7,957,840
    5.35%, 11/6/06 2                                                          15,000,000         14,988,854
    -----------------------------------------------------------------------------------------------------------
    Grampian Funding LLC, 5.15%, 11/21/06                                     17,000,000         16,951,361
    -----------------------------------------------------------------------------------------------------------
    Legacy Capital LLC:
    5.23%, 4/16/07                                                            25,000,000         24,397,097
    5.265%, 1/26/07                                                           10,000,000          9,874,225
    -----------------------------------------------------------------------------------------------------------
    Lexington Parker Capital Co. LLC, 5.31%, 11/1/06 2                         2,000,000          2,000,000
    -----------------------------------------------------------------------------------------------------------
    Perry Global Funding LLC, Series A, 5.28%, 12/4/06 2                      40,000,000         39,806,400
    -----------------------------------------------------------------------------------------------------------
    Solitaire Funding LLC:
    5.26%, 2/23/07 2                                                          12,500,000         12,291,792
    5.27%, 11/16/06 2                                                         23,500,000         23,448,398
    -----------------------------------------------------------------------------------------------------------
    Windmill Funding Corp.:
    5.245%, 3/2/07 2                                                           9,000,000          8,841,339


    2                    |                   Oppenheimer Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------------------------
    Oppenheimer Money Market Fund, Inc.

    STATEMENT OF INVESTMENTS    October 31, 2006 / Unaudited
-------------------------------------------------------------------------------------------------------------------------------

                                                                               Principal
                                                                                  Amount              Value
    -----------------------------------------------------------------------------------------------------------
    5.26%, 11/16/06 2                                                    $    30,000,000   $     29,934,250
                                                                                            ------------------
                                                                                                382,654,523
    -----------------------------------------------------------------------------------------------------------
    BEVERAGES--0.3%
    Beverage South LLC, Series 2004, 5.32%, 11/1/06 1                          6,900,000          6,900,000
    -----------------------------------------------------------------------------------------------------------
    CAPITAL MARKETS--7.7%
    Banc of America Securities LLC, 5.34%, 11/1/06 1                          50,000,000         50,000,000
    -----------------------------------------------------------------------------------------------------------
    Bear Stearns Cos., Inc., 5.24%, 12/28/06                                  20,000,000         19,834,067
    -----------------------------------------------------------------------------------------------------------
    Citigroup Funding, Inc., 5.26%, 11/14/06                                  22,500,000         22,457,263
    -----------------------------------------------------------------------------------------------------------
    Goldman Sachs Group, Inc.:
    5.35%, 1/29/07 1,3                                                        35,000,000         35,000,000
    5.37%, 4/6/07 1,3                                                         15,000,000         15,000,000
    -----------------------------------------------------------------------------------------------------------
    Lehman Brothers, Inc., 5.438%, 11/1/06 1                                   4,000,000          4,000,000
    -----------------------------------------------------------------------------------------------------------
    Merrill Lynch & Co., Inc., Series C, 5.51%, 8/27/07 1                     10,000,000         10,011,540
                                                                                            ------------------
                                                                                                156,302,870
    -----------------------------------------------------------------------------------------------------------
    CHEMICALS--1.3%
    BASF AG:
    5.25%, 11/13/06 2                                                          2,400,000          2,395,800
    5.26%, 11/28/06 2                                                          7,900,000          7,868,835
    5.35%, 11/2/06 2                                                          16,700,000         16,697,518
                                                                                            ------------------
                                                                                                 26,962,153
    -----------------------------------------------------------------------------------------------------------
    COMMERCIAL BANKS--3.5%
    Bank of America Corp.:
    5.26%, 12/15/06                                                            6,000,000          5,961,427
    5.28%, 11/20/06                                                           15,000,000         14,958,200
    -----------------------------------------------------------------------------------------------------------
    Deutsche Bank Financial LLC, 5.25%, 11/8/06                               50,000,000         49,948,958
                                                                                            ------------------
                                                                                                 70,868,585
    -----------------------------------------------------------------------------------------------------------
    COMMERCIAL FINANCE--3.0%
    Countrywide Financial Corp.:
    5.29%, 11/24/06                                                           15,000,000         14,949,304
    5.35%, 11/1/06                                                            45,000,000         45,000,000
                                                                                            ------------------
                                                                                                 59,949,304
    -----------------------------------------------------------------------------------------------------------
    CONSTRUCTION MATERIALS--0.3%
    Mississippi Business Finance Corp. Revenue Bonds, Shuqualak
    Lumber Project, Series 2003, 5.32%, 11/1/06  1                             1,600,000          1,600,000
    -----------------------------------------------------------------------------------------------------------
    Warrior Roofing Manufacturing of Georgia LLC, Series 2004,
    5.37%, 11/1/06 1                                                           3,710,000          3,710,000
                                                                                            ------------------
                                                                                                  5,310,000
    -----------------------------------------------------------------------------------------------------------
    DIVERSIFIED FINANCIAL SERVICES--7.5%
    General Electric Capital Corp., 5.27%, 11/22/06                           20,000,000         19,938,517
    -----------------------------------------------------------------------------------------------------------
    General Electric Capital Services, 5.27%, 11/22/06                        35,000,000         34,892,404
    -----------------------------------------------------------------------------------------------------------
    General Electric Co., 5.24%, 12/29/06                                     20,000,000         19,831,156
    -----------------------------------------------------------------------------------------------------------
    Greenwich Capital Holdings, Inc.:
    5.245%, 12/21/06                                                          10,000,000          9,927,153
    5.463%, 2/15/07 1                                                         20,000,000         20,000,000


    3                    |                   Oppenheimer Money Market Fund, Inc.


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    Oppenheimer Money Market Fund, Inc.

    STATEMENT OF INVESTMENTS    October 31, 2006 / Unaudited
-------------------------------------------------------------------------------------------------------------------------------

                                                                               Principal
                                                                                  Amount              Value
    -----------------------------------------------------------------------------------------------------------
    HSBC Finance Corp.:
    5.265%, 12/14/06                                                     $     7,000,000   $      6,955,979
    5.27%, 11/29/06                                                           10,000,000          9,959,011
    -----------------------------------------------------------------------------------------------------------
    Prudential Funding LLC, 5.285%, 11/13/06 3                                30,000,000         29,947,150
                                                                                            ------------------
                                                                                                151,451,370
    -----------------------------------------------------------------------------------------------------------
    ELECTRIC UTILITIES--0.3%
    AL Incentives Finance Authority Special Obligation Bonds,
    Series 1999-C, 5.32%, 11/2/06 1                                            5,415,000          5,415,000
    -----------------------------------------------------------------------------------------------------------
    ENERGY EQUIPMENT & SERVICES--0.1%
    Mississippi Business Finance Corp. Revenue Bonds, Signal
    International LLC Project, Series 2004A, 5.32%, 11/1/06 1                  1,100,000          1,100,000
    -----------------------------------------------------------------------------------------------------------
    Mississippi Business Finance Corp. Revenue Bonds, Signal
    International LLC Project, Series 2004C, 5.32%, 11/1/06 1                  1,300,000          1,300,000
                                                                                            ------------------
                                                                                                  2,400,000
    -----------------------------------------------------------------------------------------------------------
    FOOD PRODUCTS--0.2%
    Beaver Cnty., UT Environmental Facility Revenue Bonds,
    BEST Bio Fuels LLC Project, Series 2003B, 3.91%, 11/1/06 1                 3,465,000          3,465,000
    -----------------------------------------------------------------------------------------------------------
    INSURANCE--3.8%
    ING America Insurance Holdings, Inc.:
    5.25%, 1/22/07                                                            10,100,000          9,979,221
    5.25%, 1/29/07                                                            10,000,000          9,870,208
    -----------------------------------------------------------------------------------------------------------
    Jackson National Life Global Funding, Series 2004-6, 5.39%,
    11/15/06 1,3                                                              17,500,000         17,500,000
    -----------------------------------------------------------------------------------------------------------
    Metropolitan Life Global Funding I, Series 2003-5, 5.41%,
    11/15/06 1,3                                                              18,000,000         18,000,000
    -----------------------------------------------------------------------------------------------------------
    Prudential Insurance Co. of America, 5.353%, 2/1/07 1                     22,000,000         22,000,000
                                                                                            ------------------
                                                                                                 77,349,429
    -----------------------------------------------------------------------------------------------------------
    LEASING & FACTORING--1.4%
    American Honda Finance Corp.:
    5.341%, 9/26/07 1,3                                                        7,500,000          7,500,000
    5.469%, 8/8/07 1,4                                                        10,000,000         10,000,000
    -----------------------------------------------------------------------------------------------------------
    Toyota Motor Credit Corp., 5.26%, 12/13/06                                11,000,000         10,932,497
                                                                                            ------------------
                                                                                                 28,432,497
    -----------------------------------------------------------------------------------------------------------
    METALS & MINING--0.7%
    AL Industrial Development Authority Revenue Bonds, Simcala, Inc.
    Project, Series 1995, 5.32%, 11/1/06 1                                     5,450,000          5,450,000
    -----------------------------------------------------------------------------------------------------------
    Rio Tinto Ltd., 5.26%, 11/7/06 2                                           9,581,000          9,572,601
                                                                                            ------------------
                                                                                                 15,022,601
    -----------------------------------------------------------------------------------------------------------
    PHARMACEUTICALS--0.1%
    Sanofi-Aventis, 5.25%, 11/3/06 2                                           2,100,000          2,099,388
    -----------------------------------------------------------------------------------------------------------
    SPECIAL PURPOSE FINANCIAL--6.3%
    K2 (USA) LLC:
    5.14%, 11/27/06                                                           18,200,000         18,132,438
    5.26%, 11/17/06                                                            1,000,000            997,662
    -----------------------------------------------------------------------------------------------------------
    Parkland (USA) LLC, 5.30%, 12/12/06 1,4                                   27,000,000         26,999,697
    -----------------------------------------------------------------------------------------------------------
    Premier Asset Collateralized Entity LLC, 5.30%, 9/17/07 1,4               15,000,000         15,000,000


    4                    |                   Oppenheimer Money Market Fund, Inc.


-------------------------------------------------------------------------------------------------------------------------------
    Oppenheimer Money Market Fund, Inc.

    STATEMENT OF INVESTMENTS    October 31, 2006 / Unaudited
-------------------------------------------------------------------------------------------------------------------------------

                                                                               Principal
                                                                                  Amount              Value
    -----------------------------------------------------------------------------------------------------------
    RACERS Trust, Series 2004-6-MM, 5.34%, 11/22/06 1                    $    15,000,000   $     15,000,000
    -----------------------------------------------------------------------------------------------------------
    Sigma Finance, Inc.:
    5.26%, 1/29/07                                                            15,000,000         14,804,942
    5.27%, 11/3/06                                                            23,300,000         23,293,178
    -----------------------------------------------------------------------------------------------------------
    Union Hamilton Special Purpose Funding LLC, 5.364%, 3/28/07 1,4           13,000,000         13,000,000
                                                                                            ------------------
                                                                                                127,227,917
                                                                                            ------------------
    Total Short-Term Notes (Cost $1,121,810,637)                                              1,121,810,637
    -----------------------------------------------------------------------------------------------------------

    Total Investments, at Value (Cost $2,036,461,355)                              100.6%     2,036,461,355
    -----------------------------------------------------------------------------------------------------------
    Liabilities in Excess of Other Assets                                           (0.6)       (12,104,099)
                                                                         -------------------------------------
    Net Assets                                                                     100.0%  $  2,024,357,256
                                                                         =====================================

    Footnotes to Statement of Investments


    Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.


    1. Represents the current interest rate for a variable or increasing rate security.
    2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $541,497,062, or 26.75% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.
    3. Illiquid security. The aggregate value of illiquid securities as of October 31, 2006 was $140,595,814, which represents 6.95% of the Fund's net assets. See accompanying Notes.
    4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $64,999,697 or 3.21% of the Fund's net assets as of October 31, 2006.


    NOTES TO STATEMENT OF INVESTMENTS


    SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

    ILLIQUID SECURITIES
    As of October 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

    RECENT ACCOUNTING PRONOUNCEMENTS
    In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


    5                    |                   Oppenheimer Money Market Fund, Inc.



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.


By:   /s/ John V. Murphy
      _______________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ________________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006


By:   /s/ Brian W. Wixted
      ________________________________
      Brian W. Wixted
      Principal Financial Officer
Date: December 12, 2006